Employee benefits (Details 5)	12 Months Ended
	Dec. 31, 2012 USD [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2012 Price Range One [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range One [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Two [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Two [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Three [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Three [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Four [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Four [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Five [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Five [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Six [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Six [Member] Euro [Member] EUR (€)	Dec. 31, 2012 Price Range Seven [Member] USD [Member] USD ($)	Dec. 31, 2012 Price Range Seven [Member] Euro [Member] EUR (€)
Outstanding stock options
Range of exercise prices, minimum			$ 0	€ 0	$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50
Range of exercise prices, maximum			$ 10	€ 10	$ 15	€ 15	$ 20	€ 20	$ 25	€ 25	$ 40	€ 40	$ 50	€ 50	$ 60	€ 60
Exercise Price Range, Number of Outstanding Options	494,836	1,128,162	55,260		230,215	602,473	5,424	292,093	101,697	176,120	90,116	30,422	2,077	27,054	10,047
Weighted average remaining contractual life (years)	3 years 4 months 28 days	3 years 10 months 21 days	2 years 9 months	0 years	1 year 7 months 21 days	3 years	5 years 9 months 18 days	3 years 10 months 28 days	4 years 5 months 27 days	5 years 2 months 5 days	6 years 1 month 28 days	8 years 9 months 7 days	8 years 7 months 28 days	9 years 9 months 15 days	9 years 8 months 12 days	0 years